AUDITED CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Income Statement [Abstract]
Net revenue	$ 12,268,259	$ 6,686,938	$ 24,609,186	$ 13,699,902	$ 36,145,589	$ 20,261,172
Cost of revenue	9,935,468	5,169,538	18,975,045	10,926,845	29,608,932	13,391,504
Gross profit	2,332,791	1,517,400	5,634,141	2,773,057	6,536,657	6,869,668
Operating expenses:
Selling and marketing	434,895	135,329	767,205	166,679	417,249	119,847
General and administration	4,405,377	1,977,510	7,106,522	3,696,100	8,552,966	5,721,633
Acquisition related expenses	175,136	239,815	384,480	615,220	1,585,136	1,655,962
Depreciation and amortization	825,657	101,385	1,514,757	213,013	1,361,169	166,208
Operating expenses	5,841,065	2,454,039	9,772,964	4,691,012	11,916,520	7,663,650
Operating income (loss)	(3,508,274)	(936,639)	(4,138,823)	(1,917,955)	(5,379,863)	(793,982)
Interest expense	(164,343)	(270,514)	(255,149)	(384,260)	(751,074)	(238,471)
Interest income/other income					0	89,918
Other income					16,604	0
Change due to estimate correction	400,000	0	400,000	0	(410,817)	0
Other expense - net	8,624	(1,862)	4,475	(2,161)
Total other income (expenses)					(1,145,287)	(148,553)
Net income (loss) before income taxes	(3,263,993)	(1,209,015)	(3,989,497)	(2,304,376)	(6,525,150)	(942,535)
Income tax benefit (provision)	0	0	0	0	3,747,846	128,460
Net income (loss) after tax	(3,263,993)	(1,209,015)	(3,989,497)	(2,304,376)	(2,777,304)	(814,075)
Dividend on Preference Shares	(504,826)	0	(1,004,791)	0	0	0
Net income (loss) attributable to the Company	(3,279,381)	(1,209,015)	(4,001,369)	(2,304,376)	(2,780,686)	(814,075)
Net income attributable to non-controlling interest	(15,388)	0	(11,872)	0	(3,382)	0
Foreign exchange translation adjustment			3,150	0	$ (7,426)	$ 0
Net income (loss)	(3,784,207)	(1,209,015)	(5,006,160)	(2,304,376)
Other comprehensive income (loss), net of tax
Foreign exchange translation	(2,185)	(2,808)	3,150	(65,698)
Comprehensive income/(loss) attributable to the Company	(3,771,004)	(1,211,823)	(4,991,138)	(2,370,074)
Comprehensive income/(loss) attributable to the non-controlling interest	(15,388)	0	(11,872)	0
Comprehensive income/(loss)	$ (3,786,392)	$ (1,211,823)	$ (5,003,010)	$ (2,370,074)
Basic income (loss) per share	$ (0.26)	$ (0.09)	$ (0.35)	$ (0.19)	$ (0.21)	$ (0.07)
Diluted income (loss) per share	$ (0.26)	$ (0.09)	$ (0.35)	$ (0.19)	$ (0.21)	$ (0.07)
Basic weighted average number of shares	14,610,609	12,845,057	14,352,573	12,359,709	13,068,597	11,101,198
Diluted weighted average number of shares	14,610,609	12,845,057	14,352,573	12,359,709	13,068,597	11,101,198